INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 249,209,773		$ 394,212,193
Land		27,147,517		41,747,860
Other assets		39,106,718		49,639,300
Total Assets		315,464,008		485,599,353
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		234,642,083		348,577,513
Accounts payable and accrued expenses		12,444,674		16,107,662
Other liabilities		29,381,746		40,891,893
Liabilities		276,468,503		405,577,068
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 44,675,127	44,675,127	$ 61,213,116	61,213,116
Other partners		(5,679,622)		18,809,169
Partners Capital		38,995,505		80,022,285
Liabilities and Stockholders Equity		315,464,008		485,599,353
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,460,271		2,085,075
Land		121,238		246,238
Other assets		541,654		582,694
Total Assets		2,123,163		2,914,007
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,827,138		3,200,912
Accounts payable and accrued expenses		82,131		75,817
Other liabilities		44,740		50,451
Liabilities		1,954,009		3,327,180
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(12,129)	(12,129)	(725,457)	(725,457)
Other partners		181,283		312,284
Partners Capital		169,154		(413,173)
Liabilities and Stockholders Equity		2,123,163		2,914,007
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		1,489,227
Land		0		183,210
Other assets		0		366,699
Total Assets		0		2,039,136
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		2,297,325
Accounts payable and accrued expenses		0		22,623
Other liabilities		0		40,020
Liabilities		0		2,359,968
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	(315,319)	(315,319)
Other partners		0		(5,513)
Partners Capital		0		(320,832)
Liabilities and Stockholders Equity		0		2,039,136
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,793,608		1,945,141
Land		426,603		426,603
Other assets		1,033,547		1,013,637
Total Assets		3,253,758		3,385,381
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,791,955		3,834,362
Accounts payable and accrued expenses		112,473		88,761
Other liabilities		51,431		65,589
Liabilities		3,955,859		3,988,712
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(621,365)	(621,365)	(560,335)	(560,335)
Other partners		(80,736)		(42,996)
Partners Capital		(702,101)		(603,331)
Liabilities and Stockholders Equity		3,253,758		3,385,381
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,046,782		4,805,126
Land		389,075		522,075
Other assets		991,609		1,248,448
Total Assets		3,427,466		6,575,649
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,088,788		4,961,827
Accounts payable and accrued expenses		99,536		157,317
Other liabilities		38,141		820,842
Liabilities		3,226,465		5,939,986
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	237,888	237,888	1,111,952	1,111,952
Other partners		(36,887)		(476,289)
Partners Capital		201,001		635,663
Liabilities and Stockholders Equity		3,427,466		6,575,649
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,369,663		3,402,825
Land		527,938		636,838
Other assets		447,400		644,794
Total Assets		3,345,001		4,684,457
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,032,540		5,238,205
Accounts payable and accrued expenses		132,642		118,124
Other liabilities		408,586		411,627
Liabilities		4,573,768		5,767,956
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,210,298)	(1,210,298)	(1,122,338)	(1,122,338)
Other partners		(18,469)		38,839
Partners Capital		(1,228,767)		(1,083,499)
Liabilities and Stockholders Equity		3,345,001		4,684,457
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		3,013,338
Land		0		203,400
Other assets		0		919,878
Total Assets		0		4,136,616
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		3,290,404
Accounts payable and accrued expenses		0		62,955
Other liabilities		0		31,649
Liabilities		0		3,385,008
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	926,343	926,343
Other partners		0		(174,735)
Partners Capital		0		751,608
Liabilities and Stockholders Equity		0		4,136,616
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,879,803		7,274,962
Land		462,610		620,110
Other assets		772,068		1,105,294
Total Assets		6,114,481		9,000,366
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		6,904,332		10,309,719
Accounts payable and accrued expenses		1,486,077		1,437,631
Other liabilities		1,095,335		1,110,272
Liabilities		9,485,744		12,857,622
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(3,040,131)	(3,040,131)	(3,453,802)	(3,453,802)
Other partners		(331,132)		(403,454)
Partners Capital		(3,371,263)		(3,857,256)
Liabilities and Stockholders Equity		6,114,481		9,000,366
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,254,056		12,049,493
Land		410,981		1,360,969
Other assets		400,890		1,862,638
Total Assets		5,065,927		15,273,100
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,409,239		9,390,191
Accounts payable and accrued expenses		235,966		346,277
Other liabilities		460,815		2,149,189
Liabilities		3,106,020		11,885,657
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,373,166	1,373,166	1,863,327	1,863,327
Other partners		586,741		1,524,116
Partners Capital		1,959,907		3,387,443
Liabilities and Stockholders Equity		5,065,927		15,273,100
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,755,398		3,949,712
Land		251,300		251,300
Other assets		482,629		445,890
Total Assets		4,489,327		4,646,902
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,478,673		4,563,975
Accounts payable and accrued expenses		169,655		177,233
Other liabilities		1,115,613		1,022,213
Liabilities		5,763,941		5,763,421
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,127,380)	(1,127,380)	(974,730)	(974,730)
Other partners		(147,234)		(141,789)
Partners Capital		(1,274,614)		(1,116,519)
Liabilities and Stockholders Equity		4,489,327		4,646,902
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,106,858		9,381,511
Land		414,245		694,245
Other assets		1,056,737		2,959,653
Total Assets		7,577,840		13,035,409
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,671,239		6,879,017
Accounts payable and accrued expenses		874,253		1,061,966
Other liabilities		1,747,302		3,393,759
Liabilities		8,292,794		11,334,742
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(425,980)	(425,980)	1,386,265	1,386,265
Other partners		(288,974)		314,402
Partners Capital		(714,954)		1,700,667
Liabilities and Stockholders Equity		7,577,840		13,035,409
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,315,605		6,657,707
Land		305,500		415,348
Other assets		671,879		831,281
Total Assets		5,292,984		7,904,336
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,454,001		7,235,178
Accounts payable and accrued expenses		236,951		337,340
Other liabilities		413,484		699,680
Liabilities		5,104,436		8,272,198
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	40,841	40,841	(257,393)	(257,393)
Other partners		147,707		(110,469)
Partners Capital		188,548		(367,862)
Liabilities and Stockholders Equity		5,292,984		7,904,336
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,411,391		8,072,673
Land		679,013		725,013
Other assets		1,227,670		1,458,129
Total Assets		8,318,074		10,255,815
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,155,638		9,530,208
Accounts payable and accrued expenses		562,436		534,648
Other liabilities		347,897		340,754
Liabilities		9,065,971		10,405,610
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(399,999)	(399,999)	216,245	216,245
Other partners		(347,898)		(366,040)
Partners Capital		(747,897)		(149,795)
Liabilities and Stockholders Equity		8,318,074		10,255,815
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		12,082,984		14,247,643
Land		1,039,323		1,185,852
Other assets		1,704,002		1,880,115
Total Assets		14,826,309		17,313,610
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		6,305,907		7,147,321
Accounts payable and accrued expenses		1,134,284		1,213,357
Other liabilities		900,912		876,272
Liabilities		8,341,103		9,236,950
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,419,767	4,419,767	5,889,306	5,889,306
Other partners		2,065,439		2,187,354
Partners Capital		6,485,206		8,076,660
Liabilities and Stockholders Equity		14,826,309		17,313,610
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,945,410		14,983,903
Land		1,048,536		1,328,537
Other assets		819,007		1,256,727
Total Assets		11,812,953		17,569,167
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,038,209		6,828,064
Accounts payable and accrued expenses		94,290		623,125
Other liabilities		202,248		897,122
Liabilities		5,334,747		8,348,311
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,705,767	3,705,767	4,341,862	4,341,862
Other partners		2,772,439		4,878,994
Partners Capital		6,478,206		9,220,856
Liabilities and Stockholders Equity		11,812,953		17,569,167
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,664,921		4,939,111
Land		230,576		230,576
Other assets		1,160,601		1,074,019
Total Assets		6,056,098		6,243,706
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,222,586		3,273,740
Accounts payable and accrued expenses		236,580		222,965
Other liabilities		777,336		818,633
Liabilities		4,236,502		4,315,338
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,073,648	2,073,648	2,168,388	2,168,388
Other partners		(254,052)		(240,020)
Partners Capital		1,819,596		1,928,368
Liabilities and Stockholders Equity		6,056,098		6,243,706
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,402,696		6,496,199
Land		424,178		671,988
Other assets		774,344		808,787
Total Assets		4,601,218		7,976,974
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,914,272		5,448,834
Accounts payable and accrued expenses		105,814		179,364
Other liabilities		2,530,084		2,602,051
Liabilities		6,550,170		8,230,249
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,362,139)	(1,362,139)	230,905	230,905
Other partners		(586,813)		(484,180)
Partners Capital		(1,948,952)		(253,275)
Liabilities and Stockholders Equity		4,601,218		7,976,974
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,018,234		5,418,554
Land		655,300		655,300
Other assets		692,934		684,276
Total Assets		6,366,468		6,758,130
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,390,303		3,488,113
Accounts payable and accrued expenses		642,979		676,964
Other liabilities		319,267		311,735
Liabilities		4,352,549		4,476,812
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,293,107	1,293,107	1,388,775	1,388,775
Other partners		720,812		892,543
Partners Capital		2,013,919		2,281,318
Liabilities and Stockholders Equity		6,366,468		6,758,130
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,938,976		4,913,034
Land		300,500		300,501
Other assets		363,761		379,600
Total Assets		3,603,237		5,593,135
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,226,066		2,708,987
Accounts payable and accrued expenses		113,657		539,389
Other liabilities		75,800		599,151
Liabilities		2,415,523		3,847,527
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,662,486	1,662,486	1,851,963	1,851,963
Other partners		(474,772)		(106,355)
Partners Capital		1,187,714		1,745,608
Liabilities and Stockholders Equity		3,603,237		5,593,135
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,232,837		7,584,676
Land		670,346		670,346
Other assets		1,069,314		989,351
Total Assets		8,972,497		9,244,373
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,372,730		4,509,814
Accounts payable and accrued expenses		110,235		185,976
Other liabilities		570,658		544,697
Liabilities		5,053,623		5,240,487
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,088,329	6,088,329	6,094,607	6,094,607
Other partners		(2,169,455)		(2,090,721)
Partners Capital		3,918,874		4,003,886
Liabilities and Stockholders Equity		8,972,497		9,244,373
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		704,469
Land		0		50,000
Other assets		0		36,912
Total Assets		0		791,381
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		705,510
Accounts payable and accrued expenses		0		9,232
Other liabilities		0		23,287
Liabilities		0		738,029
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	63,441	63,441
Other partners		0		(10,089)
Partners Capital		0		53,352
Liabilities and Stockholders Equity		0		791,381
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,886,926		34,036,000
Land		533,804		3,816,175
Other assets		1,262,627		2,777,597
Total Assets		13,683,357		40,629,772
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,860,117		32,191,614
Accounts payable and accrued expenses		950,497		1,056,318
Other liabilities		1,304,968		1,710,051
Liabilities		11,115,582		34,957,983
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,479,283	2,479,283	3,153,815	3,153,815
Other partners		88,492		2,517,974
Partners Capital		2,567,775		5,671,789
Liabilities and Stockholders Equity		13,683,357		40,629,772
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		15,806,500		52,194,620
Land		2,809,784		7,423,381
Other assets		3,213,204		5,236,886
Total Assets		21,829,488		64,854,887
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		20,947,647		53,514,163
Accounts payable and accrued expenses		949,825		1,675,342
Other liabilities		1,063,816		2,686,207
Liabilities		22,961,288		57,875,712
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(171,386)	(171,386)	2,012,221	2,012,221
Other partners		(960,414)		4,966,954
Partners Capital		(1,131,800)		6,979,175
Liabilities and Stockholders Equity		21,829,488		64,854,887
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,204,788		38,829,717
Land		4,017,885		5,877,411
Other assets		3,343,171		4,108,842
Total Assets		25,565,844		48,815,970
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		22,140,649		34,987,875
Accounts payable and accrued expenses		2,232,722		2,490,974
Other liabilities		1,866,089		3,815,676
Liabilities		26,239,460		41,294,525
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	39,384	39,384	2,832,203	2,832,203
Other partners		(713,000)		4,689,242
Partners Capital		(673,616)		7,521,445
Liabilities and Stockholders Equity		25,565,844		48,815,970
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		24,334,517		41,562,908
Land		2,922,696		4,306,232
Other assets		3,682,350		3,973,680
Total Assets		30,939,563		49,842,820
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		25,879,896		36,674,057
Accounts payable and accrued expenses		469,666		1,350,023
Other liabilities		3,952,081		4,916,891
Liabilities		30,301,643		42,940,971
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,296,724	4,296,724	6,395,442	6,395,442
Other partners		(3,658,804)		506,407
Partners Capital		637,920		6,901,849
Liabilities and Stockholders Equity		30,939,563		49,842,820
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		30,064,552		31,835,019
Land		3,008,317		3,008,317
Other assets		3,564,066		3,488,635
Total Assets		36,636,935		38,331,971
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		36,344,684		36,988,184
Accounts payable and accrued expenses		307,798		318,124
Other liabilities		4,931,290		5,494,147
Liabilities		41,583,772		42,800,455
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	784,745	784,745	934,995	934,995
Other partners		(5,731,582)		(5,403,479)
Partners Capital		(4,946,837)		(4,468,484)
Liabilities and Stockholders Equity		36,636,935		38,331,971
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		36,333,189		41,406,048
Land		3,549,710		3,989,836
Other assets		6,347,963		6,245,976
Total Assets		46,230,862		51,641,860
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		28,098,216		29,953,961
Accounts payable and accrued expenses		766,948		815,588
Other liabilities		2,521,398		2,853,533
Liabilities		31,386,562		33,623,082
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	13,184,239	13,184,239	14,043,755	14,043,755
Other partners		1,660,061		3,975,023
Partners Capital		14,844,300		18,018,778
Liabilities and Stockholders Equity		46,230,862		51,641,860
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		29,899,808		30,933,502
Land		1,948,059		1,948,059
Other assets		3,483,291		3,258,862
Total Assets		35,331,158		36,140,423
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		19,087,258		19,425,953
Accounts payable and accrued expenses		337,259		330,229
Other liabilities		2,642,455		2,606,395
Liabilities		22,066,972		22,362,577
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 11,366,560	11,366,560	$ 11,716,680	11,716,680
Other partners		1,897,626		2,061,166
Partners Capital		13,264,186		13,777,846
Liabilities and Stockholders Equity		$ 35,331,158		$ 36,140,423